Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details)						12 Months Ended
	Sep. 18, 2023 ZAR (R) R / shares	Sep. 19, 2022 R / shares	Sep. 20, 2021 R / shares	Sep. 18, 2020 R / shares	Sep. 18, 2019 R / shares	Jun. 30, 2024 ZAR (R) shares R / shares	Jun. 30, 2023 ZAR (R) shares	Jun. 30, 2022 ZAR (R)	Apr. 04, 2024 shares	Dec. 08, 2023 R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees						R 244,000,000	R 114,000,000	R 200,000,000
90 Day Average Market Price | R / shares										100.66
Shares issued relating to exercise of share options (in shares) | shares						1,910,916	1,546,270
Harmony ESOP Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest (as a percent)						2.00%
Ordinary shares | Harmony ESOP Trust | Share trust controlled by entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares									12,651,525
Sisonke ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees						R 0	R 0	91,000,000
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees						R 132,000,000	114,000,000	109,000,000
Spot share price (in SA rand per share) | R / shares				R 74.90
Management DSP | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement | shares						4,262,157
Management DSP | Floor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 84.88	R 42.48	R 45.58		R 45.89
Management DSP | Floor | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	53.03%
Expected dividend, share options granted	0.79%
Spot Price on Grant Date	R 87.39
Risk free interest rate, share options granted	7.91%
Management DSP | Cap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share) | R / shares	R 105.85	R 47.25	R 57.93		R 56.87
Management DSP | Cap | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	59.23%
Expected dividend, share options granted	1.88%
Spot Price on Grant Date	R 116.27
Risk free interest rate, share options granted	8.35%
Management DSP | Over five years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Management DSP | Over three years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees						R 112,000,000	R 0	R 0
Spot share price (in SA rand per share) | R / shares						R 175.65